CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Jan. 02, 2016	Jan. 03, 2015
Accumulated Depreciation, Property and Equipment	$ 1,489,766	$ 1,372,359
Preferred stock, non-voting, par value	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000	10,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common stock, voting, par value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000	200,000
Common Stock, Shares, Issued	74,775	74,493
Common Stock, Shares, Outstanding	73,314	73,074
Treasury Stock, Shares	1,461	1,419